Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease, Cost

For the years ended December 31, 2020, 2019 and 2018, the Company recorded the following lease expenses:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Operating lease expense	$640	$380	$380
Variable lease payment	$289	$250	$229

Total lease expense	$929	$630	$609

Additional information related to the operating lease for the period the Company adopted ASC 842 is as follows:

Year Ended December 31, 2020
(in thousands)
Cash paid for operating leases included in operating cash flows	$828
Operating lease ROU assets obtained in exchange for new lease liabilities	5,362

Total	$6,190

Weighted-average remaining lease term—operating lease (in years)	8.08
Weighted-average discount rate—operating lease	7.72%

Assets and Liabilities, Lessee

The balance of our operating lease ROU asset and operating lease liability as of December 31, 2020 is summarized below. The current and non-current lease liabilities are reflected in other current liabilities and non-current operating lease liabilities, respectively, on our consolidated balance sheets:

At December 31, 2020
(in thousands)
Operating lease right-of-use asset	$5,911
Accumulated amortization	(178)

Net Operating lease right-of-use assets, net	$5,733

Lease liability, current	$364
Lease liability, non-current	5,138

Total operating lease liability	$5,502

Lessee, Operating Lease, Liability, Maturity

The maturities of lease liabilities are as follows:

At December 31, 2020
(in thousands)
2021	$774
2022	869
2023	894
2024	920
2025	945
Thereafter	3,073

Total undiscounted liabilities	7,475
Less: Interest	1,973

Present value of lease liabilities	$5,502